Restatement Restated Consolidated Statements of Comprehensive Income (Details 2) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	$ 179	$ 224	$ (5)	$ 219	$ 398	$ 211	[1]	$ 854	[1]
Comprehensive income	174	233	5			131	[1]	981	[1]
As Originally Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income	202	240	11	$ 251	$ 453	290		938
Comprehensive income	$ 197	$ 249	$ 21			$ 210		$ 1,065

[1]	Restated